                        SUPPLEMENT DATED MAY 1, 2016 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

ASSET ALLOCATION PROGRAM -- MODEL UPDATE

Effective after the close of business July 8, 2016, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the following pages.

Please refer to your contract and, specifically, the "Asset Allocation Program" section of your variable annuity prospectus for more information about the Asset Allocation Program and your options regarding updates to the Asset Allocation Models. In addition, if you have invested in an optional living benefit rider, please refer to your contract and your variable annuity prospectus for information regarding the Investment Strategy required for your living benefit rider.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

19781CBNY SUPPF 05/01/16

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                         Current through July 8, 2016

                                                          Portfolios                               Model A Model B Model C
---------------------------------------------------------------------------------------------------------------------------
Equities
---------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               1%      2%      4%
                             ----------------------------------------------------------------------------------------------
                             American Century VP Ultra(R) Fund -- Class 1 Shares                      1%      1%      2%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               0%      1%      2%
                             ----------------------------------------------------------------------------------------------
                             Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Large Cap Core               The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares     2%      5%      8%
                             ----------------------------------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                3%      6%      9%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     3%      4%      4%
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           1%      2%      3%
---------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           1%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       2%      4%      6%
---------------------------------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real Estate Fund -- Series II shares                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP International Fund -- Class I                        1%      3%      4%
---------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      2%      4%      7%
---------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                 20%     40%     60%
---------------------------------------------------------------------------------------------------------------------------

Fixed Income
---------------------------------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 60%     43%     27%
---------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares         10%      7%      5%
---------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                2%      2%      1%
---------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares            6%      6%      5%
---------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                 2%      2%      2%
---------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                             80%     60%     40%
---------------------------------------------------------------------------------------------------------------------------

                             Portfolios                               Model D Model E
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2               4%      5%
-------------------------------------------------------------------------------------
American Century VP Ultra(R) Fund -- Class 1 Shares                      3%      4%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Equity-Income Portfolio -- Service Class 2               3%      4%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Franklin Mutual Shares VIP Fund                   4%      5%
-------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares    12%     15%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1               13%     16%
-------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                     5%      6%
-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           4%      5%
-------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares           8%     10%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares       7%      8%
-------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                 4%      4%
-------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                        5%      8%
-------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares      8%     10%
-------------------------------------------------------------------------------------

                                                                        80%    100%
-------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                 12%      0%
-------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares          0%      0%
-------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                1%      0%
-------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares            5%      0%
-------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                 2%      0%
-------------------------------------------------------------------------------------

                                                                        20%      0%
-------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

             Effective after the close of business on July 8, 2016

                                                               Portfolios                                    Model A Model B
-----------------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        1%      2%
                              -----------------------------------------------------------------------------------------------
                              MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               AB Growth and Income Portfolio -- Class B                                         2%      3%
                              -----------------------------------------------------------------------------------------------
                              American Century VP Income & Growth Fund -- Class 1                               2%      4%
-----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                         3%      7%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                 3%      6%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth                Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      1%      1%
                              -----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    0%      1%
-----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Global REITs                  Invesco V.I. Global Real Estate Fund -- Series II shares                          1%      1%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      American Century VP International Fund -- Class I                                 1%      2%
-----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               2%      5%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                           20%     40%
-----------------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------------
Medium Duration               JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          59%     44%
-----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   4%      3%
-----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                         9%      6%
-----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     5%      4%
-----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                          3%      3%
-----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                       80%     60%
-----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio -- Service Class 2                        3%      4%      5%
------------------------------------------------------------------------------------------------------
MFS(R) Massachusetts Investors Growth Stock Portfolio -- Service Class Shares     3%      3%      4%
------------------------------------------------------------------------------------------------------
AB Growth and Income Portfolio -- Class B                                         5%      7%      9%
------------------------------------------------------------------------------------------------------
American Century VP Income & Growth Fund -- Class 1                               6%      8%     11%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust U.S. Equity Portfolio -- Class 1                        10%     14%     17%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 9%     13%     16%
------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -- Service Class 2                              3%      4%      5%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1                    3%      3%      4%
------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Small Cap Core Portfolio -- Class 1                      2%      3%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R)/VA -- Service Shares                    1%      2%      2%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Growth VIP Fund -- Class 2 Shares                3%      4%      5%
------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate Fund -- Series II shares                          2%      3%      3%
------------------------------------------------------------------------------------------------------
American Century VP International Fund -- Class I                                 3%      3%      4%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Templeton Foreign VIP Fund -- Class 2 Shares               7%      9%     12%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                          29%     15%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                   2%      1%      0%
------------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                         4%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     3%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

                                      3